STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest and dividends income	$ 5,628,948
Net appreciation in fair value of investments	3,572,432
Total investment income	9,201,380
Contributions
Employer	2,890,777
Participants	4,019,985
Rollover	428,884
Total contributions	7,339,646
Total additions	16,541,026
Deductions from net assets attributed to:
Benefits paid directly to participants	10,302,698
Administrative expenses	1,469
Total deductions	10,304,167
Net increase	6,236,859
Net assets available for benefits
Beginning of year	122,560,150
End of year	$ 128,797,009